Cash and Restricted Cash (Narrative) (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Detailed Information About Cash And Restricted Cash [Line Items]
Cash and restricted cash	$ 600,402	$ 6,888,322	$ 15,207,948	$ 451,605
Cash	884,784
Restricted cash associated with deposits under customer contract	5,949,985
Restricted cash related to contract for sale of vehicles	$ 53,553